Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Variable Interest Entities [Abstract]
Variable Interest Entities

3. VARIABLE INTEREST ENTITIES

Consolidated VIEs

PRC laws and regulations prohibit or restrict foreign ownership of companies that operate online games and internet content services. Consequently, the Group operates its online game business and online advertising business through the VIEs. Both Gamease and Guanyou Gamespace are directly owned by the Company's Chief Executive Officer ("CEO") and Dewen Chen, the Company's President and Chief Operating Officer (the "President"), who hold 60% and 40%, respectively, of each of these entities. Shanghai ICE is owned by two Changyou employees, Runa Pi and Rong Qi, each of whom holds 50% of Shanghai ICE. Capital for the VIEs is funded by the Company through loans provided to the Company's CEO and President and Ms. Pi and Ms. Qi, and the loans are initially recorded as loans to related parties. Gamease owns 68.258% of the equity interests of 7Road.

The loans to the shareholders of Gamease, Guanyou Gamespace, and Shanghai ICE and the capital of the VIEs are eliminated for accounting purposes during consolidation.

Under contractual agreements with the Company, shareholders of Gamease, Guanyou Gamespace and Shanghai ICE are required to transfer their ownership in Gamease, Guanyou Gamespace and Shanghai ICE to the Company, if permitted by PRC laws and regulations, or, if not so permitted, to designees of the Company at any time to repay the loans outstanding. All voting rights of Gamease, Guanyou Gamespace and Shanghai ICE are assigned to the Company; the Company has the right to designate all directors and senior management personnel of Gamease, Guanyou Gamespace and Shanghai ICE. The Company's CEO and President and the two Changyou employees have pledged their shares in Gamease, Guanyou Gamespace and Shanghai ICE as collateral for the loans. As of December 31, 2010 and 2011, the aggregate amount of these loans was $3,609,000 and $3,793,000, respectively.

The Group has adopted the guidance of accounting for variable interest entities, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity. The Group's management evaluated the relationships between the Company, AmazGame and Gamease, the relationships between the Company, Gamespace and Guanyou Gamespace, the relationships between the Company, ICE Information and Shanghai ICE, the relationship between Gamease and 7Road, and the economic benefit flow of the applicable contractual arrangements. In connection with such evaluation, management also took into account the fact that AmazGame, Gamespace and ICE Information, as a result of the above contractual arrangements, control 100% of the shareholders' voting interests in Gamease, Guanyou Gamespace and Shanghai ICE and the fact that Gamease, in turn, holds and controls 68.258% of the shareholders' voting interests in 7Road. The Group concluded that each of Gamease, Guanyou Gamespace, Shanghai ICE and 7Road is a variable interest entity of the Company, of which the Company is the primary beneficiary. As a result, Gamease's, Guanyou Gamespace's, Shanghai ICE's and 7Road's results of operations, assets and liabilities have been included in the Group's consolidated financial statements.

It is possible that the Group's operation of its businesses through VIEs could be found by PRC authorities to be in violation of PRC laws and regulations prohibiting or restricting foreign ownership of companies that operate online games and internet content services. If such a finding were made, regulatory authorities with jurisdiction over the operation of online games and Internet content services would have broad discretion in dealing with such a violation, including levying fines, confiscating the Group's income, revoking the business or operating licenses of Gamease, Guanyou Gamespace, Shanghai ICE, AmazGame, Gamespace, ICE Information and/or 7Road, requiring the Group to restructure its ownership structure or operations, or requiring the Group to discontinue all or any portion of its game operations or online advertising business. Any of these actions could cause significant disruption to the Group's business operations, and have a materially adverse impact on the Group's cash flows, financial position and operating performance. The Company's management considers the possibility of such a finding by PRC regulatory authorities to be remote.

In addition, it is possible that the contracts with the Company, shareholders of Gamease, Guanyou Gamespace and Shanghai ICE would not be enforceable in China if PRC government authorities or courts were to find that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event that the Company were unable to enforce these contractual arrangements, the Company would not be able to exert effective control over Gamease, Guanyou Gamespace, Shanghai ICE and 7Road. Consequently, Gamease's, Guanyou Gamespace's, Shanghai ICE's and 7Road's results of operations, assets and liabilities would not be included in the Group's consolidated financial statements. If such were the case, the Group's cash flows, financial position and operating performance would be materially adversely affected. The Company's management believes that such contracts are enforceable, and considers the possibility remote that PRC regulatory authorities with jurisdiction over the Company's operations and contractual relationships would find the contracts to be unenforceable.

The following combined financial information of the Group's VIEs and, as applicable, a subsidiary of one of the Group's VIEs was included in the accompanying consolidated financial statements of the Group as follows:

		As of December 31, (in thousands)
		2010	2011
Total assets		$128,762	$314,538
Total liabilities		52,555	135,325

	For the Year ended December 31, (in thousands)
	2009	2010	2011
Net revenue	$267,576	$326,670	$434,018
Net income	28,529	25,616	50,683

	For the Year ended December 31, (in thousands)
	2009	2010	2011
Net cash provided by operating activities	$(4,561)	$32,394	$56,622
Net cash used in investing activities	(2,635)	(3,682)	(80,971)
Net cash provided by financing activities	—	(28,084)	—

Currently there is no contractual arrangement that requires the Company to provide additional financial support to the VIEs. As the Company is conducting its online game business and online advertising business mainly through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

Variable interest entities not consolidated within the Group

In 2010, in order to diversify the Company's marketing channels for its games, the Company acquired a 50% equity interest in Shanghai Jingmao and its affiliate. Although following the acquisition Shanghai Jingmao and its affiliate were variable interest entities of the Company under generally accepted accounting principles in the United States of America ("U.S. GAAP"), the Company was not the primary beneficiary of Shanghai Jingmao and its affiliate because the Company was not able to direct their activities. Accordingly, the Company did not consolidate the financial statements of Shanghai Jingmao and its affiliate prior to February 1, 2011 and the Company's investment in them was accounted for under the equity method of accounting. In January 2011, the Company acquired the remaining 50% of the equity interests in each of Shanghai Jingmao and its affiliate, resulting in the Company's having control of 100% of the voting equity interests. Accordingly, the Company began to consolidate the financial statements of Shanghai Jingmao and its affiliate on February 1, 2011.